OTHER PAYABLES	12 Months Ended
Dec. 31, 2024
Other Payables Abstract
OTHER PAYABLES
NOTE 16:-	OTHER PAYABLES

	December 31,
	2024	2023

Employees and payroll accruals	5,023	4,376
Accrued expenses	3,075	2,304
Government authorities	973	754
Accruals restructuring	-	686
Other	397	416

	9,468	8,536